NORTHERN CALIFORNIA WILDFIRES IMPACT (Tables)	12 Months Ended
Oct. 31, 2018
Unusual or Infrequent Items, or Both [Abstract]
Schedule of Unusual or Infrequent Items, or Both [Table Text Block]
A summary of the net charges in the consolidated statement of operations resulting from the impact of the fire is shown below:

	Year Ended October 31, 2018	Year Ended October 31, 2017
	(in millions)
Cost of products and services	$5	$5
Research and development	1	1
Selling, general and administrative	1	8
Other operating expense (income), net	—	2
Total	$7	$16